RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017	Dec. 31, 2017
Brookfield
Disclosure of transactions between related parties [line items]
Services received from related party transactions	$ 1	$ 1	$ 1	$ 1
Interex Forest Products Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate			25.00%
Revenue from sale from related party transactions	26	$ 17	$ 49	$ 30
Amounts receivable from related party transactions	3		3		$ 3
Investments accounted for using equity method, less than	$ 1		$ 1		$ 1